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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277


April 30, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company and
        Brighthouse Separate Account A
        File Nos. 333-200240/811-03365
        (Group Flexible Payment Variable Annuity - Flexible Bonus, Retirement Companion, Smart Choice)
        Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 12, 2019.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company